Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
24. Other Current Liabilities
Other Current Liabilities
As at	December 31	December 31
millions of Canadian dollars	2020	2019
Accrued charges	$141	$147
Accrued interest on long-term debt	71	77
Pension and post-retirement liabilities (note 21)	23	22
Sales and other taxes payable	6	13
Income tax payable	1	1
Other	98	73
	$340	$333